Commitments and Contingencies - Assets Pledged, Claims and Legal Proceedings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies
Book value of assets pledged as security	$ 1,489,000,000	$ 1,557,000,000
Accrued claim			$ 0	$ 0